Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of inventories [Abstract]
Disclosure Of The Components Of Inventories	The components of inventory are as follows:

As at Dec. 31	2017	2016
Parts and materials	118	110
Coal	58	65
Deferred stripping costs	11	12
Natural gas	9	17
Purchased emission credits	23	9
Total	219	213

Disclosure Of The Change In Inventory
The change in inventory is as follows:

Balance, Dec. 31, 2015	219
Net use	(12)
Writedowns	(9)
Reversal of writedowns	13
Change in foreign exchange rates	2
Balance, Dec. 31, 2016	213
Net addition	11
Change in foreign exchange rates	(5)
Balance, Dec. 31, 2017	219